Principal Accounting Policies (Acquisitions, Software Hotel Information) (Details) (Software Hotel Information [Member], CNY)	Apr. 30, 2009	Dec. 31, 2008	Jul. 31, 2008
Software Hotel Information [Member]
Business acquisition [Line Items]
Percentage of equity interest purchased aggregate			90.00%
Purchase price	90,000,000		80,000,000
Additional contingent consideration			10,000,000
Goodwill of acquisition	58,000,000	48,000,000